Operating Right-of-Use Lease Liability (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 02, 2020	Jan. 02, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating right-of-use asset			$ 81,437	$ 87,653
Capitol City Solutions USA, Inc [Member]
Operating right-of-use asset				81,437
Operating lease liability			81,437	87,653
Rental expense			6,822	27,288
VISSIA Waterway, Inc [Member]
Operating right-of-use asset	$ 186,162		0	0
Operating lease liability			182,829	182,829
Rental expense			0	57,256
VISSIA McKinney, LLC [Member]
Operating right-of-use asset	179,495		0	0
Operating lease liability			195,980	195,980
Rental expense			$ 0	$ 55,863
Accounting Standards Update 2016-02 [Member] | Capitol City Solutions USA, Inc [Member]
Operating right-of-use asset	113,794
Operating lease liability	$ 113,794
Lease term	61 months
Lease expiry date, description	Expires in January 2025
Accounting Standards Update 2016-02 [Member] | VISSIA Waterway, Inc [Member]
Operating right-of-use asset	$ 234,485
Operating lease liability	$ 234,485
Lease term	60 months
Lease expiry date, description	Expires in December 2024.
Accounting Standards Update 2016-02 [Member] | VISSIA McKinney, LLC [Member]
Operating right-of-use asset		$ 287,206
Operating lease liability		$ 294,774
Lease term		84 months
Lease expiry date, description		Expires in November 2025.